CAPITAL MANAGEMENT - Declaration of Trust (Details)	12 Months Ended
Dec. 31, 2017
CAPITAL MANAGEMENT
Maximum percentage of total indebtedness on Gross Book Value	65.00%
Maximum percentage of proposed investment on Gross Book Value	15.00%